Other Income - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)
Disclosure Of Other Operating Income [line items]
Wages and salaries	$ 2,009,721	RM 8,847,798	RM 3,647,956
Wage Subsidy Program [member] | MY
Disclosure Of Other Operating Income [line items]
Wages and salaries		RM 4,000